UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 74.35%
Consumer Discretionary : 9.27%
Media : 9.27%
Comcast Corporation Class A	47,900	$1,085,870
Dish Network Corporation	200,000	4,914,000
Mediaset SpA	1,310,000	3,872,523
		9,872,393

Energy : 8.56%
Oil, Gas & Consumable Fuels : 8.56%
Enbridge Incorporated	30,000	1,058,100
EQT Corporation	15,000	930,150
Southwestern Energy Company	25,000	951,250
Spectra Energy Corporation	100,000	2,942,000
The Williams Companies Incorporated	100,000	3,228,000
		9,109,500

Financials : 4.83%
Consumer Finance : 4.83%
MasterCard Incorporated	9,000	3,370,950
Visa Incorporated Class A	18,200	1,764,854
		5,135,804

Industrials : 0.10%
Construction & Engineering: 0.10%
Ameresco Incorporated Class A	9,000	106,920

Information Technology : 0.91%
IT Services: 0.91%
Convergys Corporation	75,000	969,000

Telecommunication Services : 13.15%
Diversified Telecommunication Services : 10.03%
BCE Incorporated	16,000	627,040
France Telecom SA	150,000	2,589,080
Shenandoah Telecommunications Company	40,000	441,600
Tele2 AB Series B	250,000	4,986,076
Telecom Italia RSP	357,100	348,926
Telefonica Brasil ADR	18,600	501,642
Windstream Corporation	100,000	1,176,000
		10,670,364

Wireless Telecommunication Services : 3.12%
Sprint Nextel Corporation #	366,099	988,467
Turkcell Iletisim Hizmetleri AS ADR	80,000	1,008,000
Vimpelcom Limited ADR	100,000	1,192,000
Vodafone Group plc ADR	5,000	135,750
		3,324,217

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name			Shares	Value
Utilities : 37.53%
Electric Utilities : 26.48%
American Electric Power Company Incorporated			600	$23,808
CenterPoint Energy Incorporated			50,000	995,000
CH Energy Group Incorporated			500	28,175
Chesapeake Utilities Corporation			200	8,598
China Hydroelectric Company ADR			10,000	7,600
Duke Energy Corporation			500	10,425
Edison International			2,000	78,620
Enel SpA			500,000	2,130,448
Entergy Corporation			1,000	70,360
FirstEnergy Corporation			75,000	3,335,250
Great Plains Energy Incorporated			150,000	3,156,000
Hawaiian Electric Industries Incorporated			100,000	2,591,000
ITC Holdings Corporation			36,000	2,661,120
Nextera Energy Incorporated			70,000	3,880,800
Northeast Utilities			100,000	3,461,000
NSTAR			1,000	45,490
NV Energy Incorporated			75,000	1,150,500
Pepco Holdings Incorporated			100	1,978
Portland General Electric Company			75,000	1,878,750
Progress Energy Incorporated			400	21,752
South Jersey Industries Incorporated			200	11,236
The Southern Company			60,000	2,634,600
				28,182,510

Gas Utilities : 4.96%
El Paso Corporation			25,000	625,250
MDU Resources Group Incorporated			500	10,735
National Fuel Gas Company			80,000	4,636,000
New Jersey Resources Corporation			200	9,462
				5,281,447

Multi-Utilities : 4.20%
Dominion Resources Incorporated			300	15,486
Public Service Enterprise Group Incorporated			100,000	3,294,000
Sempra Energy			19,900	1,058,481
Wisconsin Energy Corporation			3,000	99,540
				4,467,507

Water Utilities : 1.89%
American Water Works Company Incorporated			50,000	1,553,500
Middlesex Water Company			25,000	462,500
				2,016,000

Total Common Stocks (Cost $74,242,886)				79,135,662

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 29.47%
Consumer Discretionary : 6.08%
Auto Components : 0.63%
Allison Transmission Incorporated 144A	7.13%	05/15/2019	$250,000	235,625
Cooper Tire & Rubber Company	7.63	03/15/2027	215,000	201,025

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Auto Components (continued)
Goodyear Tire & Rubber Company	10.50%	05/15/2016	$218,000	$239,255
				675,905

Diversified Consumer Services : 0.80%
Carriage Services Incorporated	7.88	01/15/2015	185,000	185,000
Mac-Gray Corporation	7.63	08/15/2015	42,000	42,840
Service Corporation International	6.75	04/01/2016	100,000	106,250
Service Corporation International	7.50	04/01/2027	465,000	445,238
Service Corporation International	8.00	11/15/2021	40,000	43,800
Service Corporation International Series WI	7.00	06/15/2017	25,000	26,750
				849,878

Hotels, Restaurants & Leisure : 1.49%
Ameristar Casinos Incorporated 144A	7.50	04/15/2021	150,000	150,000
Burger King Corporation	9.88	10/15/2018	75,000	81,844
Chukchansi Economic Development Authority 144A	4.12	11/15/2012	100,000	55,000
Cinemark USA Incorporated 144A	7.38	06/15/2021	75,000	74,813
Citycenter Holdings LLC 144A	7.63	01/15/2016	25,000	24,750
Citycenter Holdings LLC 144A¥	11.50	01/15/2017	131,947	130,628
DineEquity Incorporated 144A	9.50	10/30/2018	300,000	310,500
Greektown Superholdings Incorporated	13.00	07/01/2015	300,000	307,500
Greektown Superholdings Incorporated	13.00	07/01/2015	150,000	153,750
Scientific Games Corporation	9.25	06/15/2019	60,000	63,000
Speedway Motorsports Incorporated	6.75	02/01/2019	25,000	24,875
Speedway Motorsports Incorporated	8.75	06/01/2016	120,000	130,200
Yonkers Racing Corporation 144A	11.38	07/15/2016	75,000	75,938
				1,582,798

Household Durables: 0.02%
American Greetings Corporation	7.38	12/01/2021	25,000	25,281

Media : 2.62%
Barrington Broadcasting Group LLC	10.50	08/15/2014	50,000	51,250
Cablevision Systems Corporation	8.63	09/15/2017	145,000	151,525
CCH II Capital Corporation	13.50	11/30/2016	605,000	697,263
Charter Communications Incorporated Step Bond 144A	10.88	09/15/2014	595,000	639,625
Cinemark USA Incorporated	8.63	06/15/2019	25,000	26,875
CSC Holdings LLC	7.88	02/15/2018	50,000	54,500
DISH DBS Corporation	7.88	09/01/2019	115,000	121,900
Gray Television Incorporated	10.50	06/29/2015	50,000	46,500
Interactive Data Corporation 144A	10.25	08/01/2018	100,000	107,000
Lamar Media Corporation	7.88	04/15/2018	75,000	77,438
Lamar Media Corporation Series C	9.75	04/01/2014	25,000	27,313
LIN Television Corporation	8.38	04/15/2018	75,000	75,750
Local TV Finance LLC 144A¥	9.25	06/15/2015	175,000	164,500
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	75,000	78,188
Regal Cinemas Corporation	8.63	07/15/2019	200,000	211,500
Regal Entertainment Group	9.13	08/15/2018	25,000	26,125
Salem Communications Corporation	9.63	12/15/2016	218,000	227,810
				2,785,062

Specialty Retail : 0.32%
Gap Incorporated	5.95	04/12/2021	50,000	47,254
Limited Brands Incorporated	6.63	04/01/2021	25,000	26,063
Radioshack Corporation	6.75	05/15/2019	100,000	86,250
Rent A Center Incorporated 144A	6.63	11/15/2020	25,000	25,000

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Specialty Retail (continued)
Toys R Us Property Company LLC	8.50%	12/01/2017	$150,000	$153,375
				337,942

Textiles, Apparel & Luxury Goods: 0.20%
Oxford Industries Incorporated	11.38	07/15/2015	200,000	219,000

Consumer Staples : 0.22%
Food Products : 0.22%
Darling International Incorporated 144A	8.50	12/15/2018	25,000	27,500
Dole Food Company Incorporated	13.88	03/15/2014	181,000	209,508
				237,008

Energy : 4.96%
Energy Equipment & Services : 1.00%
Bristow Group Incorporated	7.50	09/15/2017	110,000	113,300
Dresser Rand Group Incorporated 144A	6.50	05/01/2021	75,000	73,688
Gulfmark Offshore Incorporated	7.75	07/15/2014	225,000	225,000
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	260,000	261,300
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	55,000	56,100
Oil States International Incorporated 144A	6.50	06/01/2019	125,000	125,625
PHI Incorporated	8.63	10/15/2018	200,000	195,500
Pride International Incorporated	8.50	06/15/2019	10,000	12,472
				1,062,985

Oil, Gas & Consumable Fuels : 3.96%
Amerigas Partners Finance Corporation	6.25	08/20/2019	150,000	145,500
Chesapeake Energy Corporation	9.50	02/15/2015	255,000	286,875
Coffeyville Resources Energy Incorporated 144A	9.00	04/01/2015	45,000	47,925
Coffeyville Resources Energy Incorporated 144A	10.88	04/01/2017	100,000	112,500
Consol Energy Incorporated	8.25	04/01/2020	165,000	177,375
Denbury Resources Incorporated	6.38	08/15/2021	25,000	25,500
Denbury Resources Incorporated	8.25	02/15/2020	25,000	27,156
El Paso Corporation	6.50	09/15/2020	45,000	47,998
El Paso Corporation	7.25	06/01/2018	175,000	189,738
El Paso Corporation	7.42	02/15/2037	90,000	99,900
El Paso Corporation	7.80	08/01/2031	100,000	115,000
Encore Acquisition Company	9.50	05/01/2016	50,000	55,125
Energy Transfer Equity	7.50	10/15/2020	300,000	310,500
Ferrellgas LP	9.13	10/01/2017	200,000	206,000
Forest Oil Corporation	7.25	06/15/2019	95,000	94,050
Forest Oil Corporation	8.50	02/15/2014	65,000	69,875
Holly Corporation	9.88	06/15/2017	220,000	241,450
Inergy Holdings LP 144A	7.00	10/01/2018	50,000	49,000
Inergy Holdings LP 144A	6.88	08/01/2021	50,000	47,500
Newfield Exploration Company	6.88	02/01/2020	55,000	57,750
Overseas Shipholding Group Incorporated	7.50	02/15/2024	75,000	43,875
Peabody Energy Corporation	7.88	11/01/2026	315,000	337,050
Penn Virginia Corporation	10.38	06/15/2016	10,000	10,775
Petrohawk Energy Corporation	7.88	06/01/2015	95,000	101,175
Petrohawk Energy Corporation	10.50	08/01/2014	60,000	66,825
Pioneer Natural Resource Company	7.50	01/15/2020	145,000	168,079
Plains Exploration & Production Company	8.63	10/15/2019	325,000	354,250
Regency Energy Partners	6.88	12/01/2018	25,000	26,125
Sabine Pass LNG LP	7.25	11/30/2013	250,000	247,500
Sabine Pass LNG LP	7.50	11/30/2016	200,000	198,250
Suburban Propane Partners LP	7.38	03/15/2020	25,000	25,813

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Susser Holdings LLC	8.50%	05/15/2016	$125,000	$134,063
Tesoro Corporation	9.75	06/01/2019	90,000	100,463
				4,220,960

Financials : 6.42%
Capital Markets : 0.71%
E*TRADE Financial Corporation ¥	12.50	11/30/2017	68,000	76,840
Nuveen Investments Incorporated	5.50	09/15/2015	225,000	188,438
Nuveen Investments Incorporated	10.50	11/15/2015	250,000	236,250
Nuveen Investments Incorporated 144A	10.50	11/15/2015	150,000	143,250
Oppenheimer Holdings Incorporated	8.75	04/15/2018	125,000	115,781
				760,559

Commercial Banks : 0.63%
CIT Group Incorporated 144A	5.25	04/01/2014	100,000	98,000
CIT Group Incorporated	7.00	05/04/2015	425,000	422,344
CIT Group Incorporated	7.00	05/01/2016	100,000	98,950
CIT Group Incorporated	7.00	05/01/2017	50,000	49,500
				668,794

Consumer Finance : 2.86%
American General Finance Corporation	5.40	12/01/2015	150,000	102,375
American General Finance Corporation	5.75	09/15/2016	50,000	33,125
American General Finance Corporation	6.50	09/15/2017	50,000	32,813
Calpine Construction Finance Corporation 144A	7.25	10/15/2017	400,000	408,000
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	125,000	132,813
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	130,000	109,850
Ford Motor Credit Company LLC	8.00	12/15/2016	25,000	28,102
GMAC LLC	6.75	12/01/2014	36,000	35,280
GMAC LLC	6.88	08/28/2012	146,000	147,460
Homer City Funding LLC	8.73	10/01/2026	139,376	119,166
International Lease Finance Corporation	6.75	09/01/2016	50,000	50,250
International Lease Finance Corporation	8.63	09/15/2015	75,000	74,813
JBS USA Finance Incorporated	11.63	05/01/2014	420,000	467,250
Nielsen Finance LLC	7.75	10/15/2018	425,000	449,438
Nielsen Finance LLC	11.50	05/01/2016	49,000	55,860
Springleaf Finance Corporation	6.90	12/15/2017	225,000	151,313
Sprint Capital Corporation	6.88	11/15/2028	675,000	470,813
Sprint Capital Corporation	8.75	03/15/2032	220,000	171,050
				3,039,771

Diversified Financial Services : 0.88%
Ally Financial Incorporated 144A	8.30	02/12/2015	825,000	835,313
General Motors Financial Company Incorporated 144A	6.75	06/01/2018	100,000	99,614
				934,927

Insurance : 0.55%
Emigrant Bancorp Incorporated (i)144A	6.25	06/15/2014	225,000	201,596
HUB International Holdings Incorporated 144A	10.25	06/15/2015	275,000	266,063
USI Holdings Corporation	9.75	05/15/2015	125,000	118,125
				585,784

REIT : 0.79%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	565,000	596,075

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
REIT (continued)
Host Marriott Corporation	9.00%	05/15/2017	$30,000	$32,925
Omega Healthcare Investors 144A	6.75	10/15/2022	125,000	123,125
Ventas Incorporated	9.00	05/01/2012	90,000	92,152
				844,277

Health Care : 1.09%
Health Care Equipment & Supplies : 0.16%
Biomet Incorporated 144A	10.38	10/15/2017	60,000	64,350
Biomet Incorporated	11.63	10/15/2017	100,000	107,000
				171,350

Health Care Providers & Services : 0.83%
Apria Healthcare Group	11.25	11/01/2014	70,000	69,563
Aviv Healthcare Properties LP 144A	7.75	02/15/2019	100,000	94,500
Centene Corporation	5.75	06/01/2017	75,000	73,125
Emergency Medical Services	8.13	06/01/2019	25,000	24,563
HCA Incorporated	6.50	02/15/2020	150,000	149,250
HCA Incorporated	7.50	02/15/2022	25,000	24,625
Health Management Associates Incorporated	7.38	01/15/2020	25,000	25,156
Health Management Associates Incorporated	6.13	04/15/2016	50,000	50,875
Healthsouth Corporation	7.25	10/01/2018	25,000	24,344
Healthsouth Corporation	7.75	09/15/2022	25,000	24,250
MPT Operating Partnership LP	6.88	05/01/2021	125,000	123,750
Sabra Health Care Corporation	8.13	11/01/2018	150,000	147,188
United Surgical Partners International Incorporated	8.88	05/01/2017	50,000	49,625
				880,814

Life Sciences Tools & Services: 0.03%
Community Health Systems Incorporated Series WI	8.88	07/15/2015	30,000	30,825

Pharmaceuticals : 0.07%
Mylan Incorporated 144A	6.00	11/15/2018	25,000	24,938
Mylan Incorporated 144A	7.63	07/15/2017	25,000	26,563
Mylan Incorporated 144A	7.88	07/15/2020	25,000	26,625
				78,126

Industrials : 1.95%
Aerospace & Defense : 0.51%
Alliant Techsystems Incorporated	6.75	04/01/2016	225,000	228,938
Geoeye Incorporated	9.63	10/01/2015	55,000	61,050
Hexcel Corporation	6.75	02/01/2015	53,000	53,729
L-3 Communications Holdings Incorporated	6.38	10/15/2015	167,000	170,549
Transdigm Incorporated	7.75	12/15/2018	25,000	25,750
				540,016

Commercial Services & Supplies : 0.84%
Casella Waste Systems Incorporated	11.00	07/15/2014	220,000	237,600
Corrections Corporation of America	6.25	03/15/2013	60,000	60,150
Corrections Corporation of America	7.75	06/01/2017	95,000	103,075
Geo Group Incorporated	7.75	10/15/2017	125,000	131,563
Iron Mountain Incorporated	8.38	08/15/2021	155,000	162,750
KAR Holdings Incorporated	4.43	05/01/2014	75,000	72,188

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Services & Supplies (continued)
NCO Group Incorporated	11.88%	11/15/2014	$125,000	$123,906
				891,232

Industrial Conglomerates: 0.22%
Otter Tail Corporation	9.00	12/15/2016	215,000	231,125

Machinery : 0.29%
Cleaver-Brooks Incorporated 144A	12.25	05/01/2016	55,000	55,000
Columbus McKinnon Corporation 144A	7.88	02/01/2019	75,000	75,750
CPM Holdings Incorporated	10.63	09/01/2014	150,000	159,563
Titan International Incorporated 144A	7.88	10/01/2017	25,000	25,969
				316,282

Metals & Mining: 0.04%
Crown Cork & Seal Company Incorporated	7.50	12/15/2096	50,000	39,500

Road & Rail: 0.05%
RailAmerica Incorporated	9.25	07/01/2017	50,000	54,500

Information Technology : 2.42%
Communications Equipment : 0.36%
Avaya Incorporated	9.75	11/01/2015	100,000	78,250
EchoStar DBS Corporation	7.13	02/01/2016	50,000	51,375
Lucent Technologies Incorporated	6.45	03/15/2029	155,000	111,600
Lucent Technologies Incorporated Series B	2.88	06/15/2025	160,000	139,200
				380,425

Computers & Peripherals : 0.19%
Seagate Technology HDD Holdings	6.80	10/01/2016	50,000	51,500
Seagate Technology HDD Holdings 144A	6.88	05/01/2020	25,000	25,375
Seagate Technology HDD Holdings 144A	7.00	11/01/2021	25,000	25,000
Seagate Technology HDD Holdings 144A	7.75	12/15/2018	100,000	103,000
				204,875

Electronic Equipment, Instruments & Components : 0.80%
CDW LLC	12.54	10/12/2017	25,000	24,750
Jabil Circuit Incorporated	8.25	03/15/2018	620,000	703,700
Viasystem Group Incorporated 144A	12.00	01/15/2015	115,000	123,050
				851,500

Internet Software & Services: 0.09%
Equinix Incorporated	8.13	03/01/2018	95,000	101,175

IT Services : 0.98%
Audatex North American Incorporated	6.75	06/15/2018	25,000	25,188
Fidelity National Information Services Incorporated	7.88	07/15/2020	100,000	106,000
First Data Corporation	7.38	06/15/2019	50,000	47,000
First Data Corporation	11.25	03/31/2016	375,000	305,625
SunGard Data Systems Incorporated	7.38	11/15/2018	50,000	49,250
SunGard Data Systems Incorporated	7.63	11/15/2020	25,000	24,750
SunGard Data Systems Incorporated	10.25	08/15/2015	300,000	309,000
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	75,000	78,750
Unisys Corporation 144A	12.75	10/15/2014	47,000	53,169

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
IT Services (continued)
Unisys Corporation 144A	14.25%	09/15/2015	$36,000	$40,725
				1,039,457

Materials : 1.12%
Chemicals : 0.30%
Huntsman International LLC	5.50	06/30/2016	140,000	133,700
Lyondell Chemical Company	11.00	05/01/2018	119,904	129,197
Solutia Incorporated	7.88	03/15/2020	50,000	53,250
				316,147

Containers & Packaging : 0.15%
Crown Americas LLC	7.63	05/15/2017	25,000	27,313
Graham Packaging Company Incorporated	9.88	10/15/2014	100,000	101,250
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	25,000	27,000
				155,563

Metals & Mining : 0.44%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	295,000	313,806
Novelis Incorporated	8.38	12/15/2017	100,000	104,000
Novelis Incorporated	8.75	12/15/2020	50,000	52,750
				470,556

Paper & Forest Products : 0.23%
Clearwater Paper Corporation	10.63	06/15/2016	70,000	77,700
Georgia-Pacific Corporation	8.88	05/15/2031	125,000	168,689
				246,389

Telecommunication Services : 3.07%
Diversified Telecommunication Services : 1.61%
Citizens Communications Company	7.88	01/15/2027	200,000	162,000
Frontier Communications Corporation	8.13	10/01/2018	60,000	57,300
Frontier Communications Corporation	8.25	05/01/2014	140,000	144,550
GCI Incorporated 144A	6.75	06/01/2021	75,000	71,813
GCI Incorporated	8.63	11/15/2019	150,000	156,750
Intelsat Jackson Holdings Limited 144A	7.25	04/01/2019	75,000	73,125
Intelsat Jackson Holdings Limited 144A	7.50	04/01/2021	50,000	47,500
Intelsat Jackson Holdings Limited	9.50	06/15/2016	300,000	312,750
Qwest Corporation	7.50	06/15/2023	180,000	180,000
Qwest Corporation	7.63	08/03/2021	20,000	19,150
SBA Telecommunications Incorporated	8.00	08/15/2016	50,000	53,500
SBA Telecommunications Incorporated	8.25	08/15/2019	25,000	26,906
U.S. West Communications Incorporated	7.25	09/15/2025	125,000	128,125
Windstream Corporation	7.88	11/01/2017	265,000	276,925
				1,710,394

Wireless Telecommunication Services : 1.46%
Allbritton Communications Company	8.00	05/15/2018	100,000	95,000
CC Holdings GS V LLC 144A	7.75	05/01/2017	50,000	53,875
Cricket Communications Incorporated	7.75	10/15/2020	125,000	98,125
Cricket Communications Incorporated Series I	7.75	05/15/2016	125,000	124,688
Crown Castle International Corporation	7.13	11/01/2019	10,000	10,725
Intelsat Limited	7.25	10/15/2020	75,000	71,438

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services (continued)
MetroPCS Communications Incorporated	6.63%	11/15/2020	$250,000	$218,125
MetroPCS Communications Incorporated	7.88	09/01/2018	50,000	48,250
Sprint Nextel Corporation	9.00	11/15/2018	150,000	151,125
Sprint Nextel Corporation	11.50	11/15/2021	25,000	23,563
Sprint Nextel Corporation Series D	7.38	08/01/2015	375,000	330,000
Syniverse Holdings Incorporation 144A	9.13	01/15/2019	325,000	333,125
				1,558,039

Utilities : 2.14%
Electric Utilities : 1.92%
Aquila Incorporated Step Bond	11.88	07/01/2012	794,000	840,225
Dolphin Subsidiary Incorporated	7.25	10/15/2021	175,000	184,188
Energy Future Holdings Corporation ¥	12.00	11/01/2017	52,529	43,074
IPALCO Enterprises Incorporated 144A	5.00	05/01/2018	75,000	71,231
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	438,432	459,258
NRG Energy Incorporated	7.38	01/15/2017	250,000	260,000
NRG Energy Incorporated	8.50	06/15/2019	185,000	184,075
				2,042,051

Gas Utilities: 0.05%
AmeriGas Partners LP	6.50	05/20/2021	50,000	48,500

Independent Power Producers & Energy Traders : 0.17%
Reliant Energy Incorporated	9.24	07/02/2017	95,082	93,181
Reliant Energy Incorporated	9.68	07/02/2026	10,000	9,800
RRI Energy Incorporated	7.63	06/15/2014	50,000	49,750
RRI Energy Incorporated	7.88	06/15/2017	30,000	28,950
				181,681

Total Corporate Bonds and Notes (Cost $30,999,649)				31,371,453

	Dividend Yield		Shares
Preferred Stocks: 7.53%
Financials : 0.04%
Consumer Finance: 0.04%
GMAC Capital Trust I	8.13		2,200	41,800

Utilities : 7.49%
Electric Utilities : 3.05%
Great Plains Energy Incorporated	12.00		50,000	3,167,000
Interstate Power & Light Company	8.38		2,913	83,021
				3,250,021

Multi-Utilities: 4.44%
Scana Corporation	7.70		165,000	4,722,300

Total Preferred Stocks (Cost $7,631,715)				8,014,121

	Interest Rate		Principal
Term Loans: 3.41%
Arrowhead General Insurance Agency Incorporated	7.50	03/03/2017	$99,500	97,510
Capital Automotive LP	5.00	03/10/2017	284,622	276,974

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans (continued)
CCM Merger Incorporated	7.00%	03/01/2017	$365,296	$362,100
Coinmach Corporation	3.27	11/20/2014	271,919	241,736
Fairpoint Communications Incorporated	6.50	01/22/2016	375,000	296,933
Federal Mogul Corporation	2.19	12/29/2014	32,684	30,171
Federal Mogul Corporation	2.19	12/28/2015	16,675	15,394
First Data Corporation	3.01	09/24/2014	475,437	420,933
Gray Television Incorporated	3.75	12/31/2014	71,260	69,568
HHI Holdings LLC	7.00	03/21/2017	99,500	97,759
Local TV Finance LLC	2.26	05/07/2013	106,284	102,631
Merisant Company (i)	7.50	01/08/2014	79,860	78,462
NCO Group Incorporated	8.00	11/15/2013	67,588	66,955
Newsday LLC	10.50	08/01/2013	365,000	375,494
Panolam Industries International (i)	8.25	12/31/2013	21,052	19,631
Springleaf Finance Corporation	5.50	05/05/2017	100,000	86,688
Texas Competitive Electric Holdings Company LLC	3.76	10/10/2014	1,296,940	940,281
WASH Multifamily Laundry Systems LLC	7.00	08/28/2014	49,616	48,955
Total Term Loans (Cost $3,899,103)				3,628,175

			Shares
Warrants: 0.00%
Utilities : 0.00%
Electric Utilities: 0.00%
China Hydroelectric Company ADR †			10,000	498

Total Warrants (Cost $12,000)				498

			Principal
Yankee Corporate Bonds and Notes: 0.74%
Consumer Discretionary : 0.08%
Media: 0.08%
Videotron Limited	9.13	04/15/2018	$75,000	82,313

Energy : 0.16%
Oil, Gas & Consumable Fuels: 0.16%
Griffin Coal Mining Company Limited 144A(s)	9.50	12/31/2049	225,339	171,539

Financials : 0.17%
Consumer Finance: 0.09%
Wind Acquisition Finance SA	11.75	07/15/2017	110,000	94,875

Diversified Financial Services: 0.08%
Ship Finance International Limited	8.50	12/15/2013	105,000	89,250

Materials : 0.14%
Metals & Mining: 0.06%
Teck Resources Limited	10.75	05/15/2019	55,000	67,650

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Paper & Forest Products: 0.08%
Sappi Limited		7.50%	06/15/2032	$100,000	$79,500

Telecommunication Services : 0.19%
Wireless Telecommunication Services : 0.19%
Digicel Group Limited		12.00	04/01/2014	20,000	22,150
Intelsat Limited		11.25	06/15/2016	175,000	182,000
					204,150

Total Yankee Corporate Bonds and Notes (Cost $795,613)					789,277

		Yield		Shares
Short-Term Investments: 2.62%
Investment Companies : 2.62%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.05		2,789,318	2,789,318

Total Short-Term Investments (Cost $2,789,318)					2,789,318

Total Investments in Securities (Cost $120,370,284)*	118.12%				125,728,504
Other Assets and Liabilities, Net	(18.12)				(19,288,370)

Total Net Assets	100.00%				$106,440,134

(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
†	Non-income earning security.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $120,768,274 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,900,487
Gross unrealized depreciation	(8,940,257)

Net unrealized appreciation	$4,960,230

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Utilities and High Income Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$79,135,662	$0	$0	$79,135,662
Preferred stocks	8,014,121	0	0	8,014,121
Warrants	0	498	0	498
Corporate bonds and notes	0	30,809,214	562,239	31,371,453
Term loans	0	2,773,191	854,984	3,628,175
Yankee corporate bonds and notes	0	789,277	0	789,277
Short-term investments
Investment companies	2,789,318	0	0	2,789,318

	$89,939,101	$34,372,180	$1,417,223	$125,728,504

As of November 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(160)	$0	$(160)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Total
Balance as of August 31, 2011	$584,450	$1,414,710	$1,999,160
Accrued discounts (premiums)	52	3,177	3,229
Realized gains (losses)	0	107	107
Change in unrealized gains (losses)	(22,263)	17,654	(4,609)
Purchases	0	0	0
Sales	0	(3,144)	(3,144)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(577,520)	(577,520)

Balance as of November 30, 2011	$562,239	$854,984	$1,417,223

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(22,263)	$12,597	$(9,666)

Derivative transactions

During the three months ended November 30, 2011, the Fund entered into written options for economic hedging purposes.

During the three months ended November 30, 2011, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at August 31, 2011	0	$0
Options written	320	7,844
Options expired	(280)	(7,175)
Options terminated in closing purchase transactions	0	0
Options exercised	0	0

Options outstanding at November 30, 2011	40	$669

Open call options written at November 30, 2011 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Market Value	Premiums Received
December 2011	Sprint Nextel Corporation	40	$3.00	$160	$669

As of November 30, 2011, the Fund had outstanding written options with total premiums received that averaged $1,912 during the three months ended November 30, 2011. As of November 30, 2011, the Fund had segregated $10,800 as collateral for written options.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	January 27, 2012

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date:	January 27, 2012